PARENT COMPANY FINANCIAL DATA, Condensed Statements of Operations (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Expense [Abstract]
Interest expense	$ 1,155	$ 846	$ 2,215	$ 1,669	$ 3,479	$ 2,872
Pre-tax income	701	285	1,450	605	1,998	2,218
Income tax benefit	191	89	359	198	1,594	877
Net income	$ 510	$ 196	$ 1,091	$ 407	404	1,341
Net income attributable to non-controlling interests					0	222
Net income attributable to Carolina Trust BancShares					404	1,119
Parent Company [Member]
Income [Abstract]
Dividends from subsidiary					718	125
Total income					718	125
Expense [Abstract]
Interest expense					759	166
Other operating expense					390	164
Total expense					1,149	330
Pre-tax income					(431)	(205)
Income tax benefit					(383)	(121)
Loss before equity in undistributed earnings of subsidiary					(48)	(84)
Equity in undistributed earnings of subsidiaries					452	1,425
Net income					404	1,341
Net income attributable to non-controlling interests					0	222
Net income attributable to Carolina Trust BancShares					$ 404	$ 1,119